Related Party Transactions (Notes)	6 Months Ended
Jun. 30, 2014
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

In April 2014, the Company acquired five special purpose companies ("SPCs") from Frontline 2012, each owning a fuel efficient 180,000 dwt Capesize dry bulk newbuilding and one 2013-built Capesize dry bulk carrier from Karpasia. The consideration was settled by the issuance of 15.5 million shares and 3.1 million shares, which were recorded at a price of $12.54 per share, to Frontline 2012 and Karpasia, respectively, $150.0 million was assumed in remaining newbuilding installments in connection with the SPCs acquired from Frontline 2012 and $24.0 million was paid in cash to Karpasia. Cash of $43.4 million was acquired on the purchase of the five SPCs.

Following this transaction, Frontline 2012 and Karpasia own approximately 32% and 6%, respectively, of the Company. Frontline 2012 agreed to procure the construction supervision of these five newbuildings and the Company paid newbuilding supervision fees of $0.7 million following their acquisition up to June 30, 2014. Frontline Ltd., the parent of the Company's General Manager, is also considered a related party following this transaction as it is an affiliate of Hemen. The Company paid management fees of $0.4 million to the General Manager following the acquisition of these SPCs up to June 30, 2014.